S000089901 [Member] Expense Example - Stewart Investors Worldwide Leaders Fund	Jul. 28, 2025 USD ($)
Select Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 61
Expense Example, with Redemption, 3 Years	1,342
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	$ 1,371